Troutman Pepper Hamilton Sanders LLP 3000 Two Logan Square, Eighteenth and Arch Streets Philadelphia, PA 19103-2799

troutman.com

John P. Falco

john.falco@troutman.com

October 19, 2022

via EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	FundVantage Trust
1933 Act File No. 333-141120
1940 Act File No. 811-22027

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “Act”), FundVantage Trust (the “Trust”) is hereby transmitting for filing Post-Effective Amendment No. 290 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed to register for offering and sale a new series of the Trust: the DuPont Capital Value Creators Large Cap Fund (the “Fund”). Upon effectiveness of the Amendment, the Fund will offer Class I shares.

If you have any questions or if there is any way we can facilitate your review of the Amendment, please contact me at 215.981.4659 or in my absence, John M. Ford, Esq. of this office at 215.981.4009.

Sincerely,

John P. Falco

cc:	Joel L. Weiss, President of FundVantage Trust John M. Ford, Esq.